UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended June 30, 2012

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:    Rima Senvest Management, L.L.C.

Address: 110 East 55th Street, Suite 1600
         New York, NY 10022

13F File Number: 028-11698


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   George Malikotsis
Title:  Vice President
Phone:  (514) 281-8082


Signature, Place and Date of Signing:


/s/ George Malikotsis             New York, NY               August 13, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   82

Form 13F Information Table Value Total:   $419,808
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   Form 13F File Number        Name

1.       028-11888             Senvest International L.L.C.
-----------------------       ------------------------------

This filing includes assets under the common control of Richard Mashaal as the Managing Member of Rima Senvest Management, L.L.C. and as an employee of Senvest International LLC, whose proprietary portfolio he manages.

                                                         FORM 13F INFORMATION TABLE


COLUMN 1                       COLUMN  2           COLUMN 3     COLUMN 4     COLUMN 5        COLUMN 6     COLUMN 7     COLUMN 8

                                                                VALUE    SHRS OR    SH/ PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS      CUSIP       (X$1000)  PRN AMT    PRN CALL  DISCRETION  MNGRS   SOLE   SHARED NONE
ADVANTAGE OIL & GAS LTD        COM                 00765F101      732      246,600  SH         DEFINED     1       246,600
AEGEAN MARINE PETROLEUM NETW   SHS                 Y0017S102   21,843    4,082,813  SH         DEFINED     1     4,082,813
ALTO PALERMO S A               SPONSORED ADR       02151P107      447       30,750  SH         DEFINED     1        30,750
ALVARION LTD                   SHS                 M0861T100      271      711,108  SH         DEFINED     1       711,108
AMERICAN APPAREL INC           COM                 023850100      159      185,457  SH         DEFINED     1       185,457
AMPAL AMERN ISRAEL CORP        CL A                032015109        2       12,000  SH         DEFINED     1        12,000
AUDIOCODES LTD                 ORD                 M15342104    6,991    3,972,366  SH         DEFINED     1     3,972,366
AUTHENTEC INC                  COM                 052660107    5,459    1,260,744  SH         DEFINED     1     1,260,744
AXCELIS TECHNOLOGIES INC       COM                 054540109    2,765    2,304,186  SH         DEFINED     1     2,304,186
BALTIC TRADING LIMITED         COM                 Y0553W103      194       56,326  SH         DEFINED     1        56,326
BIOLINERX LTD                  SPONSORED ADR       09071M106    1,706      699,300  SH         DEFINED     1       699,300
CELGENE CORP                   COM                 151020104      353        5,504  SH         DEFINED     1         5,504
CEVA INC                       COM                 157210105    5,396      306,442  SH         DEFINED     1       306,442
CHESAPEAKE ENERGY CORP         COM                 165167107    2,869      154,230  SH         DEFINED     1       154,230
CITIGROUP INC                  COM NEW             172967424      548       20,000  SH         DEFINED     1        20,000
COMMTOUCH SOFTWARE LTD         SHS NEW             M25596202      138       50,787  SH         DEFINED     1        50,787
CRESUD S A C I F Y A           SPONSORED ADR       226406106      957      133,421  SH         DEFINED     1       133,421
CUTERA INC                     COM                 232109108    1,653      229,790  SH         DEFINED     1       229,790
DELTA AIR LINES INC DEL        COM NEW             247361702      602       55,000  SH         DEFINED     1        55,000
DEPOMED INC                    COM                 249908104    3,890      683,578  SH         DEFINED     1       683,578
DHT HOLDINGS INC               COM                 Y2065G105      464      743,911  SH         DEFINED     1       743,911
DORAL FINL CORP                COM NEW             25811P886   14,953    9,968,681  SH         DEFINED     1     9,968,681
DRYSHIPS INC.                  NOTE 5.000%12/0     262498AB4    1,065    1,500,000 PRN         DEFINED     1     1,500,000
DSP GROUP INC                  COM                 23332B106    7,144    1,126,787  SH         DEFINED     1     1,126,787
EDWARDS GROUP LTD              SPONSORED ADR       281736108      160       20,000  SH         DEFINED     1        20,000
FORMFACTOR INC                 COM                 346375108       80       12,304  SH         DEFINED     1        12,304
FX ALLIANCE INC                COM                 361202104    6,076      386,780  SH         DEFINED     1       386,780
GASTAR EXPL LTD                COM NEW             367299203    1,882      975,258  SH         DEFINED     1       975,258
GENERAL MTRS CO                COM                 37045V100      789       40,000  SH         DEFINED     1        40,000
GENWORTH FINL INC              COM CL A            37247D106   23,661    4,180,439  SH         DEFINED     1     4,180,439
GEORGIA GULF CORP              COM PAR$0.01 NEW    373200302    3,771      146,890  SH         DEFINED     1       146,890
IMMERSION CORP                 COM                 452521107   14,896    2,645,765  SH         DEFINED     1     2,645,765
IRSA INVERSIONES Y REP S A     GLOBL DEP RCPT      450047204    3,432      484,075  SH         DEFINED     1       484,075
K-SWISS INC                    CL A                482686102      269       87,499  SH         DEFINED     1        87,499
LLOYDS BANKING GROUP PLC       SPONSORED ADR       539439109      350      182,440  SH         DEFINED     1       182,440
MAXWELL TECHNOLOGIES INC       COM                 577767106      497       75,817  SH         DEFINED     1        75,817
MELLANOX TECHNOLOGIES LTD      SHS                 M51363113      375        5,300  SH         DEFINED     1         5,300
MERITAGE HOMES CORP            COM                 59001A102      241        7,104  SH         DEFINED     1         7,104
MIPS TECHNOLOGIES INC          COM                 604567107    4,694      703,791  SH         DEFINED     1       703,791
MISSION WEST PPTYS INC         COM                 605203108      924      107,249  SH         DEFINED     1       107,249
MORGANS HOTEL GROUP CO         COM                 61748W108    1,953      415,551  SH         DEFINED     1       415,551
MOSYS INC                      COM                 619718109       97       29,960  SH         DEFINED     1        29,960
NEOPHOTONICS CORP              COM                 64051T100      370       74,807  SH         DEFINED     1        74,807
NEWCASTLE INVT CORP            COM                 65105M108    3,031      452,436  SH         DEFINED     1       452,436
NII HLDGS INC                  CL B NEW            62913F201    7,593      742,275  SH         DEFINED     1       742,275
NORTHSTAR RLTY FIN CORP        COM                 66704R100   11,462    2,195,791  SH         DEFINED     1     2,195,791
NOVA MEASURING INSTRUMENTS L   COM                 M7516K103    6,178      708,495  SH         DEFINED     1       708,495
ONYX PHARMACEUTICALS INC       COM                 683399109      730       10,990  SH         DEFINED     1        10,990
ORBOTECH LTD                   ORD                 M75253100    9,181    1,204,885  SH         DEFINED     1     1,204,885
OVERSEAS SHIPHOLDING GROUP I   COM                 690368105      582       52,356  SH         DEFINED     1        52,356
PAMPA ENERGIA S A              SPONS ADR LVL I     697660207      780      188,016  SH         DEFINED     1       188,016
PC-TEL INC                     COM                 69325Q105    1,513      233,843  SH         DEFINED     1       233,843
PEP BOYS MANNY MOE & JACK      COM                 713278109    2,064      208,480  SH         DEFINED     1       208,480
PIPER JAFFRAY COS              COM                 724078100    1,391       59,364  SH         DEFINED     1        59,364
QUIKSILVER INC                 COM                 74838C106   12,172    5,223,932  SH         DEFINED     1     5,223,932
RADIAN GROUP INC               COM                 750236101   35,770   10,872,352  SH         DEFINED     1    10,872,352
RADISYS CORP                   COM                 750459109      288       45,861  SH         DEFINED     1        45,861
RADWARE LTD                    ORD                 M81873107   56,890    1,485,765  SH         DEFINED     1     1,485,765
RAIT FINANCIAL TRUST           NOTE 7.000% 4/0     749227AA2   12,198   14,500,000 PRN         DEFINED     1    14,500,000
RAIT FINANCIAL TRUST           COM NEW             749227609   15,872    3,435,547  SH         DEFINED     1     3,435,547
RAMTRON INTL CORP              COM NEW             751907304      371      122,735  SH         DEFINED     1       122,735
RESOURCE AMERICA INC           CL A                761195205    2,018      316,270  SH         DEFINED     1       316,270
RESOURCE CAP CORP              COM                 76120W302    8,178    1,534,299  SH         DEFINED     1     1,534,299
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF S       780097739    3,103      174,993  SH         DEFINED     1       174,993
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF M       780097796      489       27,900  SH         DEFINED     1        27,900
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS Q      780097754    4,672      259,289  SH         DEFINED     1       259,289
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SER N      780097770    2,051      118,885  SH         DEFINED     1       118,885
ROYAL BK SCOTLAND GROUP PLC    ADR PFD SER P       780097762      461       26,347  SH         DEFINED     1        26,347
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF T       780097713   16,182      823,496  SH         DEFINED     1       823,496
SAIC INC                       COM                 78390X101    1,734      143,064  SH         DEFINED     1       143,064
SCORPIO TANKERS INC            SHS                 Y7542C106    1,588      248,491  SH         DEFINED     1       248,491
SMITH & WESSON HLDG CORP       COM                 831756101   13,877    1,670,955  SH         DEFINED     1     1,670,955
STANDARD PAC CORP NEW          COM                 85375C101    2,658      429,426  SH         DEFINED     1       429,426
SUPERTEX INC                   COM                 868532102    2,624      139,210  SH         DEFINED     1       139,210
SYNERON MEDICAL LTD            ORD SHS             M87245102   14,307    1,378,307  SH         DEFINED     1     1,378,307
SYNTROLEUM CORP                COM                 871630109        7       10,400  SH         DEFINED     1        10,400
TEVA PHARMACEUTICAL INDS LTD   ADR                 881624209    1,455       36,900  SH         DEFINED     1        36,900
TOP IMAGE SYSTEMS LTD          ORD                 M87896102      619      140,400  SH         DEFINED     1       140,400
TSAKOS ENERGY NAVIGATION LTD   SHS                 G9108L108      342       70,300  SH         DEFINED     1        70,300
UNITED CONTL HLDGS INC         COM                 910047109    1,353       55,598  SH         DEFINED     1        55,598
VICOR CORP                     COM                 925815102    6,259      901,930  SH         DEFINED     1       901,930
YPF SOCIEDAD ANONIMA           SPON ADR CL D       984245100   12,644    1,023,800  SH         DEFINED     1     1,023,800


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